Clearbridge Real Estate Opportuntities Fund
CLEARBRIDGE REAL ESTATE OPPORTUNITIES FUND
Investment objective
The fund’s investment objective is total return.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 30 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 63 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Clearbridge Real Estate Opportuntities Fund - USD ($)		Class A		Class A2		Class C	Class FI	Class R	Class I	Class IS	Class O
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%	[1]	5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[2]	none	[3]	none	[3]	1.00%	none	none	none	none	none
Redemption fee		none		none		none	none	none	none	none	1.00%	[4]
Small account fee ($)	[5]	$ 15		$ 15		$ 15	none	none	none	none	$ 15
[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record (“LMIS Accounts”).
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]	You may buy Class A shares or Class A2 shares in the amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[4]	A redemption fee of 1.00% applies only to shareholders who received their Class O shares in connection with LMP Real Estate Income Fund Inc.’s (“RIT”) merger with and into the fund (the “Merger”) and redeem such shares within 12 months following the closing date of the Merger.
[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Clearbridge Real Estate Opportuntities Fund		Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS	Class O
Management fees		0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees		0.25%	0.25%	1.00%	0.25%	0.50%	none	none	none
Other expenses	[1],[2]	0.50%	0.70%	0.50%	0.50%	0.50%	0.40%	0.30%	0.50%
Total annual fund operating expenses		1.40%	1.60%	2.15%	1.40%	1.65%	1.05%	0.95%	1.15%
Fees waived and/or expenses reimbursed	[3]	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	1.25%	1.45%	2.00%	1.25%	1.50%	0.90%	0.80%	1.00%
[1]	Offering and organizational costs are not subject to the expense cap and are not reflected in “Other Expenses”. Including these costs, other expense ratios for Class A, A2, C, FI, R, I, IS and O would be 0.65%, 0.85%, 0.65%, 0.65%, 0.65%, 0.55%, 0.45% and 0.65%, respectively, and net expense ratios would be 1.40%, 1.60%, 2.15%, 1.40%, 1.65%, 1.05%, 0.95% and 1.15%, respectively.
[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, organizational and offering costs, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 0.90% for Class I shares, 0.80% for Class IS shares and 1.00% for Class O shares subject to recapture as described below. In addition, total annual operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2017, without the Board of Trustees’ (the “Board”) consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the total annual operating expenses of the class have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the total annual operating expenses of the class exceeding the applicable limits described above or any other lower limit then in effect.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - Clearbridge Real Estate Opportuntities Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	695	979	1,283	2,146
Class A2	714	1,037	1,383	2,356
Class C	303	659	1,141	2,470
Class FI	127	428	751	1,665
Class R	153	506	883	1,943
Class I	92	319	564	1,268
Class IS	82	288	511	1,152
Class O	202	351	619	1,385

Number of years you own your shares ($)
Expense Example, No Redemption - Clearbridge Real Estate Opportuntities Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	695	979	1,283	2,146
Class A2	714	1,037	1,383	2,356
Class C	203	659	1,141	2,470
Class FI	127	428	751	1,665
Class R	153	506	883	1,943
Class I	92	319	564	1,268
Class IS	82	288	511	1,152
Class O	102	351	619	1,385

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Principal investment strategies
Under normal market conditions, the fund will invest at least 80% of the fund’s total assets in securities issued by real estate entities, which currently include real estate investment trusts (“REITs”) and real estate-related companies, which currently include non-REIT property ownership companies, property developers, companies with property ownership as a key capital investment (at least 50% of their assets by book value or estimated market value invested in such real estate), infrastructure ownership companies, vendors of various real estate- and infrastructure-related services and financial institutions primarily focused on the real estate industry. Real estate-related companies include companies that have in the past derived at least 50% of their revenue from the ownership, construction, financing, management, servicing or sale of commercial, industrial or residential real estate, or have at least 50% of their assets (by book value or estimated market value) invested in such real estate, at the time the initial investment is made.

In addition, as part of the fund’s 80% policy, the fund may gain exposure to mortgage-backed securities, mortgages, loans, mezzanine and other forms of debt and equity interests in collateralized debt obligation vehicles (“CDOs”), collateralized mortgage obligations vehicles (“CMOs”), collateralized loan obligation vehicles (“CLOs”) and asset-backed securities, provided, however, the fund will not invest more than 5% of the fund’s assets in CDOs, CMOs and CLOs. Furthermore, the fund includes the market value of derivatives that provide exposure to real estate entities in determining compliance with the fund’s investment policy of investing at least 80% of its total assets in securities issued by real estate entities.

Under normal market conditions, the fund may invest up to 25% of its total assets in debt, including U.S. Government obligations, and preferred securities, including convertible debt securities, of any investment quality, including below investment grade.

The fund may invest up to 100% of its total assets in securities of non-U.S. issuers in developed markets.

In addition, the fund may also invest up to 20% of its total assets in securities of issuers located in emerging market countries.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Redemption risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, the fund may experience heavy redemptions following the Merger as former stockholders of RIT sell their shares of Class O in order to obtain liquidity. The fund cannot anticipate to what extent former stockholders of RIT will seek liquidity. Furthermore, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the fund could hurt performance and/or cause the remaining shareholders in the fund to lose money. If one decision maker has control of fund shares owned by separate fund shareholders, including clients or affiliates of the fund’s investment manager, redemptions by these shareholders may further increase the fund’s redemption risk. If the fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Risk of securities linked to the real estate industry. The fund invests in real estate indirectly through securities issued by real estate-related companies, including REITs. The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry, including REITs, can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. Certain real estate valuations may be influenced by market sentiments, which could change rapidly and result in a drastic reduction in valuation levels. Because of the fund’s policies of indirect investments in real estate and concentration in the securities of companies in the real estate industry, it is subject to risks associated with the direct ownership of real estate. These risks include:
  declines in the value of real estate;
  general and local economic conditions;
  unavailability of mortgage funds;
  overbuilding;
  extended vacancies of properties;
  increased competition;
  increases in property taxes and operating expenses;
  changes in zoning laws;
  losses due to costs of cleaning up environmental problems;
  liability to third parties for damages resulting from environmental problems;
  casualty or condemnation losses;
  limitations on rents;
  changes in neighborhood values and the appeal of properties to tenants; and
  changes in interest rates.
As a result of these factors, the value of the fund’s assets may change at different rates compared to the value of assets of a registered investment company with investments in a mix of different industries. The value of the fund’s assets will also depend on the general condition of the economy. An economic downturn could have a material adverse effect on the real estate markets and on the real estate-related companies in which the fund invests, which in turn could result in the fund not achieving its investment objectives.

Real property investments are subject to varying degrees of risk. The returns available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a real estate-related company to make payments of any interest and principal on its debt securities, and its ability to pay dividends, will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned by the real estate-related company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate-related companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate-related company may also have joint venture investments in certain of its properties, and consequently its ability to control decisions relating to such properties may be limited.

As discussed below, real property investments are also subject to risks that are specific to the investment sector or type of property in which the real estate-related companies are investing.

Retail Properties. Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing, bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers) and spending patterns. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise, and certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property.

Office and Industrial Properties. Office and industrial properties may require their owners to expend significant amounts for general capital improvements, tenant improvements and costs of re-leasing space. In addition, office and industrial properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office and industrial properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants. The risk of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, the impact of fluctuations in relative currency exchange rates on international travel, changes to regulation of operating liquor and other licenses, and adverse effects of general and local economic conditions. Due to the fact that hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties. Also, hotels may be operated pursuant to franchise, management and operating agreements that may be terminable by the franchiser, the manager or the operator. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property after a foreclosure of the property.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including: (1) federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; (2) continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare) and from private sector health insurance providers; and (3) competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis.

Governmental laws and regulations affecting healthcare are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses could be obtained, and consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

Multifamily/Residential Properties. The value and successful operation of a multifamily and residential property may be affected by a number of factors, such as the location of the property, the ability of management to provide adequate maintenance and insurance, the types of services provided by the property, the level of mortgage rates, the presence of competing properties, the relocation of tenants to new projects with better amenities, adverse economic conditions in the locale, the amount of rent charged, and the oversupply of units due to new construction. In addition, multifamily and residential properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, the relative effectiveness of advertising strategies, and adverse effects of general and local economic conditions.

Insurance Issues. Certain real estate-related companies may have disclosed in connection with the issuance of their securities that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among real estate-related companies.

Moreover, there are certain types of extraordinary losses that may be uninsurable or not economically insurable. Certain of the properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. Should a property sustain damage as a result of an earthquake, even if the real estate-related company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Should any type of uninsured loss occur, the real estate-related company could lose its investment in, and anticipated profits and cash flows from, a number of properties, which would adversely impact the fund’s investment performance.

Financial Leverage. Real estate-related companies, including REITs, may be highly leveraged and financial covenants may affect the ability of those companies to operate effectively. Real estate-related companies are subject to risks normally associated with debt financing. If the principal payments of a real estate-related company’s debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the real estate-related company’s cash flow may not be sufficient to repay all maturing debt outstanding.

In addition, a real estate-related company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict the real estate-related company’s range of operating activity. A real estate-related company may therefore be limited from incurring additional indebtedness, selling its assets and engaging in mergers, making acquisitions or starting developments which may be beneficial to the operation of the real estate-related company.

Environmental Risks. Under various federal, state and local environmental laws, ordinances and regulations, a current or previous owner of real property, such as a REIT, may be liable in certain circumstances for the costs of investigation, removal, remediation or release of hazardous or toxic substances (including materials containing asbestos) at, under or disposed of in connection with such property, as well as certain other potential costs relating to hazardous or toxic substances, including government fines and damages for injuries to persons or adjacent property. Such laws often impose liability without regard to whether the owner knew of, or was responsible for, the presence or disposal of such substances and liability may be imposed on the owner in connection with the activities of an operator at the property. The cost of any required investigation, remediation, removal, fines or personal or property damages and the owner’s liability therefore could exceed the value of the property and/or the assets of the owner. In addition, the presence of such substances, or the failure to properly dispose of or remediate such substances, may adversely affect the ability to attract additional residents, the ability to sell or rent such property or to borrow using such property as collateral.

Smaller Companies. Even the larger real estate-related companies in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s shares, which means that buy-and-sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares. Smaller companies also may have fewer lines of business or operate in fewer geographic markets so that changes in any one line of business or market may have a greater impact on a smaller company’s share price than is the case for a larger company. Further, smaller company shares may perform differently in different cycles than larger company shares. Accordingly, real estate-related company shares can be more volatile than—and at times will perform differently from—large company shares such as those found in the Dow Jones Industrial Average.

Supply and Demand. Because real estate investments are relatively illiquid, the ability to promptly sell one or more properties in a portfolio is limited. The real estate market is affected by many factors, such as general economic conditions, availability of financing, interest rates and other factors, including supply and demand, that are beyond control.

Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Internal Revenue Code of 1986, as amended (the “Code”). It is possible that the fund may invest in a real estate-related company which purports to be a REIT, but which fails to qualify as a REIT under the Code. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the fund on its investment in such company. REITs could possibly fail to qualify for tax-free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a creditor or lessor and may incur substantial costs associated with protecting its investments.

There is a risk that future changes in U.S. tax laws may affect the tax treatment of REITs and their dividends.

REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. Mortgage REITs are subject to the risks of accelerated prepayments of mortgage pools or pass-through securities, reliance on short-term financing and more highly leveraged capital structures. REITs are dependent upon the skills of their managers and are not diversified.

REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees and borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as healthcare, are also subject to industry-related risks. Certain “special purpose” REITs may invest their assets in specific real estate sectors, such as hotels, nursing homes or warehouses, and are therefore subject to the risks associated with adverse developments in any such sectors.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise, but mortgages are often refinanced, which may reduce the yield on investments in mortgage REITs. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a REIT’s investment in fixed-rate obligations to decline. If the REIT invests in adjustable rate mortgage loans (the interest rates on which are reset periodically), yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities. In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause the fund to bear its proportionate share of the costs of the REITs’ operations. At the same time, the fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in REITs.

In addition, as a result of conflicting interests among the various levels of a REIT’s capital structure, REITs may be unwilling to dispose of certain assets when it may advantageous to do so. These conflicts of interest may diminish a REIT’s financial flexibility.

Medium-, low- and unrated securities risk. The fund may invest its assets in medium- or low-rated securities and unrated securities of comparable quality. Securities rated below investment grade are frequently called “junk bonds.” Generally, these securities offer a higher current yield than the yield offered by higher-rated securities, but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Thus, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the fund with a commensurate effect on the value of the fund’s shares. Therefore, an investment in the fund should not be considered as a complete investment program and may not be appropriate for all investors.

While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the fund to purchase and also may have the effect of limiting the ability of the fund to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value (“NAV”) and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. Any economic recession, however, would likely disrupt severely the market for medium- and low-rated securities and adversely affect the value of such securities. Any such economic downturn also would adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Securities which are rated below investment grade such as Ba by Moody’s or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities which are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities which are rated Caa or CCC or below are of poor standing. Those issues may be in default or present elements of danger with respect to principal or interest. Securities rated C by Moody’s and D by S&P are in the lowest rating class and indicate that payments are in default or that a bankruptcy petition has been filed with respect to the issuer or that the issuer is regarded as having extremely poor prospects.

Fixed income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the fund. If an issuer exercises these rights during periods of declining interest rates, the fund may have to replace the security with a lower yielding security, resulting in a decreased return to the fund.

In light of the risks described above, ClearBridge Investments, LLC (“ClearBridge”) in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer’s financial resources, its sensitivity to economic conditions and trends, the ability of the issuer’s management and regulatory matters.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance (of RIT)
If approved by the stockholders of LMP Real Estate Income Fund Inc., a closed-end fund, it is anticipated that RIT will be merged with and into the fund during the second quarter of 2016. The fund is newly organized and has no history prior to the Merger. RIT and the fund have similar investment policies and strategies. RIT’s primary investment objective was high current income with capital appreciation as a secondary investment objective. The fund’s primary investment objective is total return. Under normal market conditions, RIT invested at least 90% of its total assets in income-producing common shares, preferred shares, convertible preferred shares and debt securities issued by real estate companies and at least 80% of its total assets in income-producing equity securities issued by real estate entities. Similarly, following the Merger and under normal market conditions, the fund will invest at least 80% of its total assets in securities issued by real estate entities (including REITs) or real estate-related companies, including, but not limited to: non-REIT property ownership companies, property developers, companies with property ownership as a key capital investment, vendors of various real estate-related services and financial institutions primarily focused on the real estate industry. With respect to both RIT and the fund, real estate companies are companies, including real estate investment trusts or “REITs,” that have in the past derived at least 50% of their revenue from the ownership, construction, financing, management, servicing or sale of commercial, industrial or residential real estate, or have at least 50% of their assets invested in such real estate. In addition, both the manager and subadviser of the fund served as the manager and subadviser of RIT. In addition, the fund has lower expenses and a different advisory fee arrangement than RIT, and the fund is expected to be managed with no leverage and higher cash balances than RIT.

The following shows summary performance information of RIT in a bar chart and an Average Annual Total Returns table based on RIT’s net asset value per share. Since the fund is newly organized it does not have performance information. As a result of the Merger, each share of common stock (including fractional shares) of RIT converted into an equivalent dollar amount (to the nearest $0.001) of Class O shares of the fund, based on the net asset value of RIT on the date preceding the Merger.

The information provides an indication of the historical risks of investing in the fund (as a closed-end fund) by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of a broad-based securities market index. RIT’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (12/31/2014): 14.02% Worst Quarter (12/31/2008): (45.98)%
Average annual total returns (%) (for the periods ended December 31, 2015)
Average Annual Total Returns - Clearbridge Real Estate Opportuntities Fund		1 year	5 years	10 years
Class O	[1]	(0.44%)	10.55%	5.85%
Class O | Return after taxes on distributions	[1]	(2.64%)	7.98%	2.25%
Class O | Return after taxes on distributions and sale of fund shares	[1]	(0.24%)	7.08%	2.76%
MSCI U.S. REIT Index (Gross) (reflects no deduction for fees, expenses, or taxes)	[1]	2.52%	11.88%	7.35%
[1]	The after-tax returns are shown only for shares of common stock of RIT, which were converted into Class O shares as a result of the Merger, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.